Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INTEGRITY FUNDS
Entity Central Index Key	0000893730
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class A
Trading Symbol	IDIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.95%

^Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 631,000,000
Holdings Count	60
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$631
Number of Holdings	60
Annual Portfolio Turnover	13%
Distribution Rate @ NAV	3.48%
Beta	0.70
30-Day SEC Yield (IDIVX)	2.21%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Financials	17.6
Information Technology	15.8
Consumer Staples	15.0
Health Care	12.1
Energy	11.5
Utilities	10.8
Consumer Discretionary	6.6
Communication Services	4.8
Industrials	4.1
Cash Equivalents and Other	1.7

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	4.99
NextEra Energy Inc	4.04
TC Energy Corp	4.00
Corning Inc	3.76
Chevron Corp	3.36
PepsiCo Inc	3.12
Bristol Myers Squibb Co	2.70
Morgan Stanley	2.61
Entergy Corp	2.58
AbbVie Inc	2.58

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class C
Trading Symbol	IDHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.70%

^Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.70%	[2]
Net Assets	$ 631,000,000
Holdings Count	60
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$631
Number of Holdings	60
Annual Portfolio Turnover	13%
Distribution Rate	2.77%
Beta	0.70
30-Day SEC Yield (IDHCX)	1.65%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Financials	17.6
Information Technology	15.8
Consumer Staples	15.0
Health Care	12.1
Energy	11.5
Utilities	10.8
Consumer Discretionary	6.6
Communication Services	4.8
Industrials	4.1
Cash Equivalents and Other	1.7

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	4.99
NextEra Energy Inc	4.04
TC Energy Corp	4.00
Corning Inc	3.76
Chevron Corp	3.36
PepsiCo Inc	3.12
Bristol Myers Squibb Co	2.70
Morgan Stanley	2.61
Entergy Corp	2.58
AbbVie Inc	2.58

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class I
Trading Symbol	IDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.70%

^Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[3]
Net Assets	$ 631,000,000
Holdings Count	60
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$631
Number of Holdings	60
Annual Portfolio Turnover	13%
Distribution Rate	3.72%
Beta	0.70
30-Day SEC Yield (IDHIX)	2.56%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Financials	17.6
Information Technology	15.8
Consumer Staples	15.0
Health Care	12.1
Energy	11.5
Utilities	10.8
Consumer Discretionary	6.6
Communication Services	4.8
Industrials	4.1
Cash Equivalents and Other	1.7

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	4.99
NextEra Energy Inc	4.04
TC Energy Corp	4.00
Corning Inc	3.76
Chevron Corp	3.36
PepsiCo Inc	3.12
Bristol Myers Squibb Co	2.70
Morgan Stanley	2.61
Entergy Corp	2.58
AbbVie Inc	2.58

Integrity Dividend Summit Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class A
Trading Symbol	APAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	0.99%

^Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[4]
Net Assets	$ 12,000,000
Holdings Count	30
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$12
Number of Holdings	30
Annual Portfolio Turnover	35%

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Energy	21.8
Financials	15.5
Consumer Staples	15.1
Communication Services	10.0
Health Care	9.3
Materials	8.6
Utilities	6.6
Consumer Discretionary	6.6
Industrials	3.7
Cash Equivalents and Other	2.8

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Verizon Communications Inc	6.53
Altria Group Inc	6.42
British American Tobacco PLC ADR	5.24
Bristol Myers Squibb Co	5.23
Noble Corp PLC	4.61
Dorian LPG Ltd	4.59
Pfizer Inc	4.11
CME Group Inc	3.99
Prudential Financial Inc	3.84
Chevron Corp	3.82

Integrity Dividend Summit Fund | Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class C
Trading Symbol	CPAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$93	1.74%

^Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.74%	[5]
Net Assets	$ 12,000,000
Holdings Count	30
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$12
Number of Holdings	30
Annual Portfolio Turnover	35%

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Energy	21.8
Financials	15.5
Consumer Staples	15.1
Communication Services	10.0
Health Care	9.3
Materials	8.6
Utilities	6.6
Consumer Discretionary	6.6
Industrials	3.7
Cash Equivalents and Other	2.8

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Verizon Communications Inc	6.53
Altria Group Inc	6.42
British American Tobacco PLC ADR	5.24
Bristol Myers Squibb Co	5.23
Noble Corp PLC	4.61
Dorian LPG Ltd	4.59
Pfizer Inc	4.11
CME Group Inc	3.99
Prudential Financial Inc	3.84
Chevron Corp	3.82

Integrity Dividend Summit Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class I
Trading Symbol	IPAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.74%

^Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[6]
Net Assets	$ 12,000,000
Holdings Count	30
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$12
Number of Holdings	30
Annual Portfolio Turnover	35%

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Energy	21.8
Financials	15.5
Consumer Staples	15.1
Communication Services	10.0
Health Care	9.3
Materials	8.6
Utilities	6.6
Consumer Discretionary	6.6
Industrials	3.7
Cash Equivalents and Other	2.8

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Verizon Communications Inc	6.53
Altria Group Inc	6.42
British American Tobacco PLC ADR	5.24
Bristol Myers Squibb Co	5.23
Noble Corp PLC	4.61
Dorian LPG Ltd	4.59
Pfizer Inc	4.11
CME Group Inc	3.99
Prudential Financial Inc	3.84
Chevron Corp	3.82

Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class A
Trading Symbol	IGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$66	1.24%

^Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%	[7]
Net Assets	$ 123,000,000
Holdings Count	38
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$123
Number of Holdings	38
Annual Portfolio Turnover	1%

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Information Technology	47.6
Financials	15.3
Industrials	12.2
Health Care	5.1
Utilities	4.7
Consumer Staples	4.6
Consumer Discretionary	4.0
Materials	2.4
Energy	1.9
Communication Services	1.4
Cash Equivalents and Other	0.8

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
NVIDIA Corp	8.10
Lam Research Corp	7.04
KLA Tencor Corp	6.40
Apple Inc	4.44
Visa Inc	3.93
Trane Technologies PLC	3.77
DigitalOcean Holdings Inc	3.38
Advanced Micro Devices Inc	3.28
Mastercard Inc	3.07
Cloudflare Inc	3.04

Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class C
Trading Symbol	IGIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$106	1.99%

^Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.99%	[8]
Net Assets	$ 123,000,000
Holdings Count	38
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$123
Number of Holdings	38
Annual Portfolio Turnover	1%

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Information Technology	47.6
Financials	15.3
Industrials	12.2
Health Care	5.1
Utilities	4.7
Consumer Staples	4.6
Consumer Discretionary	4.0
Materials	2.4
Energy	1.9
Communication Services	1.4
Cash Equivalents and Other	0.8

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
NVIDIA Corp	8.10
Lam Research Corp	7.04
KLA Tencor Corp	6.40
Apple Inc	4.44
Visa Inc	3.93
Trane Technologies PLC	3.77
DigitalOcean Holdings Inc	3.38
Advanced Micro Devices Inc	3.28
Mastercard Inc	3.07
Cloudflare Inc	3.04

Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class I
Trading Symbol	IGIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$53	0.99%

^Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[9]
Net Assets	$ 123,000,000
Holdings Count	38
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$123
Number of Holdings	38
Annual Portfolio Turnover	1%

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Information Technology	47.6
Financials	15.3
Industrials	12.2
Health Care	5.1
Utilities	4.7
Consumer Staples	4.6
Consumer Discretionary	4.0
Materials	2.4
Energy	1.9
Communication Services	1.4
Cash Equivalents and Other	0.8

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
NVIDIA Corp	8.10
Lam Research Corp	7.04
KLA Tencor Corp	6.40
Apple Inc	4.44
Visa Inc	3.93
Trane Technologies PLC	3.77
DigitalOcean Holdings Inc	3.38
Advanced Micro Devices Inc	3.28
Mastercard Inc	3.07
Cloudflare Inc	3.04

Integrity High Income Fund | Integrity High Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class A
Trading Symbol	IHFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$56	1.09%

^Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[10]
Net Assets	$ 46,000,000
Holdings Count	635
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$46
Number of Holdings	635
Annual Portfolio Turnover	13%

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Communication Services	19.4
Consumer Discretionary	18.1
Industrials	12.8
Energy	10.8
Health Care	9.1
Materials	8.0
Information Technology	5.9
Cash Equivalents and Other	5.4
Consumer Staples	3.6
Real Estate	3.0
Utilities	2.6
Financials	1.3
Credit Rating Breakdown*	% Net Assets
A	0.03
BBB	6.78
BB	58.63
B	23.55
CCC	9.21
CC	0.06
NR	1.74

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity High Income Fund | Integrity High Income Fund Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class C
Trading Symbol	IHFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$94	1.84%

^Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.84%	[11]
Net Assets	$ 46,000,000
Holdings Count	635
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$46
Number of Holdings	635
Annual Portfolio Turnover	13%

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Communication Services	19.4
Consumer Discretionary	18.1
Industrials	12.8
Energy	10.8
Health Care	9.1
Materials	8.0
Information Technology	5.9
Cash Equivalents and Other	5.4
Consumer Staples	3.6
Real Estate	3.0
Utilities	2.6
Financials	1.3
Credit Rating Breakdown*	% Net Assets
A	0.03
BBB	6.78
BB	58.63
B	23.55
CCC	9.21
CC	0.06
NR	1.74

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity High Income Fund | Integrity High Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class I
Trading Symbol	IHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$43	0.84%

^Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[12]
Net Assets	$ 46,000,000
Holdings Count	635
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$46
Number of Holdings	635
Annual Portfolio Turnover	13%

Holdings [Text Block]

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Communication Services	19.4
Consumer Discretionary	18.1
Industrials	12.8
Energy	10.8
Health Care	9.1
Materials	8.0
Information Technology	5.9
Cash Equivalents and Other	5.4
Consumer Staples	3.6
Real Estate	3.0
Utilities	2.6
Financials	1.3
Credit Rating Breakdown*	% Net Assets
A	0.03
BBB	6.78
BB	58.63
B	23.55
CCC	9.21
CC	0.06
NR	1.74

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class A
Trading Symbol	ICPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$82	1.50%

^Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.50%	[13]
Net Assets	$ 168,000,000
Holdings Count	42
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$168
Number of Holdings	42
Annual Portfolio Turnover	29%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026)
Sectors	% Net Assets
Energy	66.3
Utilities	11.5
Industrials	8.8
Cash	4.5
Information Technology	3.9
Real Estate	2.8
Consumer Discretionary	2.2

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.55
Baker Hughes a GE Co	4.33
Targa Resources Corp	4.30
Kodiak Gas Services Inc	3.92
Texas Pacific Land Corp	3.92
Archrock Inc	3.87
TC Energy Corp	3.49
Valero Energy Corp	3.45
Entergy Corp	3.42
Phillips 66	3.16

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class C
Trading Symbol	ICPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$110	2.00%

^Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.00%	[14]
Net Assets	$ 168,000,000
Holdings Count	42
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$168
Number of Holdings	42
Annual Portfolio Turnover	29%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026)
Sectors	% Net Assets
Energy	66.3
Utilities	11.5
Industrials	8.8
Cash	4.5
Information Technology	3.9
Real Estate	2.8
Consumer Discretionary	2.2

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.55
Baker Hughes a GE Co	4.33
Targa Resources Corp	4.30
Kodiak Gas Services Inc	3.92
Texas Pacific Land Corp	3.92
Archrock Inc	3.87
TC Energy Corp	3.49
Valero Energy Corp	3.45
Entergy Corp	3.42
Phillips 66	3.16

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class I
Trading Symbol	ICWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$55	1.00%

^Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%	[15]
Net Assets	$ 168,000,000
Holdings Count	42
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$168
Number of Holdings	42
Annual Portfolio Turnover	29%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026)
Sectors	% Net Assets
Energy	66.3
Utilities	11.5
Industrials	8.8
Cash	4.5
Information Technology	3.9
Real Estate	2.8
Consumer Discretionary	2.2

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.55
Baker Hughes a GE Co	4.33
Targa Resources Corp	4.30
Kodiak Gas Services Inc	3.92
Texas Pacific Land Corp	3.92
Archrock Inc	3.87
TC Energy Corp	3.49
Valero Energy Corp	3.45
Entergy Corp	3.42
Phillips 66	3.16

Integrity Short Term Government Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class A
Trading Symbol	MDSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$41	0.80%

^Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[16]
Net Assets	$ 40,000,000
Holdings Count	167
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$40
Number of Holdings	167
Annual Portfolio Turnover	78%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026)
Sectors	% Net Assets
Mortgage Backed Securities	86.4
U.S. Government Notes/Bonds	12.4
Cash Equivalents and Other	1.2

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
United States Treasury 2-Year Note 3.375% 11/30/2027	10.62
Fannie Mae Pool, 5.000% 10/01/2050	2.49
Freddie Mac REMICS, 5.000% 08/25/2051	2.24
Freddie Mac Pool, 5.000% 08/01/2054	2.24
Ginnie Mae II Pool, 5.500% 01/20/2056	1.98
Fannie Mae Pool, 5.000% 11/01/2054	1.93
Freddie Mac Pool, 5.000% 11/01/2054	1.86
Freddie Mac Pool, 5.500% 12/01/2050	1.76
United States Treasury Bill 3.669% 03/24/2026	1.74
Fannie Mae REMICS, 5.000% 07/25/2055	1.62

Integrity Short Term Government Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class I
Trading Symbol	MDSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last six months?(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$28	0.55%

^Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[17]
Net Assets	$ 40,000,000
Holdings Count	167
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$40
Number of Holdings	167
Annual Portfolio Turnover	78%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026)
Sectors	% Net Assets
Mortgage Backed Securities	86.4
U.S. Government Notes/Bonds	12.4
Cash Equivalents and Other	1.2

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
United States Treasury 2-Year Note 3.375% 11/30/2027	10.62
Fannie Mae Pool, 5.000% 10/01/2050	2.49
Freddie Mac REMICS, 5.000% 08/25/2051	2.24
Freddie Mac Pool, 5.000% 08/01/2054	2.24
Ginnie Mae II Pool, 5.500% 01/20/2056	1.98
Fannie Mae Pool, 5.000% 11/01/2054	1.93
Freddie Mac Pool, 5.000% 11/01/2054	1.86
Freddie Mac Pool, 5.500% 12/01/2050	1.76
United States Treasury Bill 3.669% 03/24/2026	1.74
Fannie Mae REMICS, 5.000% 07/25/2055	1.62

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